SOUTHTRUST FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     June 27, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE: (SOUTHTRUST FUNDS (the "TRUST")
            SouthTrust U.S. Government Money Market Fund
              (formerly, SouthTrust Treasury Obligations Money Market Fund)
            SouthTrust Income Fund
            SouthTrust Bond Fund

            SouthTrust Alabama Tax- Free Income Fund
            SouthTrust Value Fund

              (formerly, SouthTrust Core Equity Fund)
            SouthTrust Growth Fund
          1933 Act File No. 33-46190
          1940 ACT FILE NO. 811-6580

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated June 30, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Pre-effective amendment No. 14 on June 26, 2000

      If you have any questions regarding this certification, please call me at
(412) 288-7403.

                                          Very truly yours,



                                          /s/ C. Todd Gibson
                                          C. Todd Gibson
                                          Assistant Secretary